Revenue from External Customers by Geographic Areas (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 1		$ 343,769
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 2		394,867
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 3		213,443
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 4		244,240
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 5		557,212
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 6		$ 639,107
Basis Of Presentation Revenue From External Customers By Geographic Areas 1	$ 31
Basis Of Presentation Revenue From External Customers By Geographic Areas 2	275,515
Basis Of Presentation Revenue From External Customers By Geographic Areas 3	105,862
Basis Of Presentation Revenue From External Customers By Geographic Areas 4	454,591
Basis Of Presentation Revenue From External Customers By Geographic Areas 5	191,162
Basis Of Presentation Revenue From External Customers By Geographic Areas 6	85,528
Basis Of Presentation Revenue From External Customers By Geographic Areas 7	59,124
Basis Of Presentation Revenue From External Customers By Geographic Areas 8	165,818
Basis Of Presentation Revenue From External Customers By Geographic Areas 9	93,638
Basis Of Presentation Revenue From External Customers By Geographic Areas 10	361,043
Basis Of Presentation Revenue From External Customers By Geographic Areas 11	164,986
Basis Of Presentation Revenue From External Customers By Geographic Areas 12	620,409
Basis Of Presentation Revenue From External Customers By Geographic Areas 13	$ 284,800